Leases (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Leases payable	R$ 3,684	R$ 15,670
Future lease payments	9,437,691	11,191,289
Directly in cost of services	98,902	26,914
Sublease revenue	45,639	6,663
Net gain balance	R$ 428,578	R$ 140,368